Debt - Narrative (Details) € in Millions, $ in Millions, R$ in Billions			1 Months Ended	12 Months Ended
	Jan. 28, 2022 EUR (€)	Jul. 23, 2021 EUR (€) bank extension_option tranche	Jun. 30, 2022	Dec. 31, 2022 EUR (€) employees facility	Dec. 31, 2018	Dec. 31, 2022 USD ($) employees facility	Dec. 31, 2022 BRL (R$) employees facility	Sep. 12, 2022 USD ($)	Apr. 01, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 08, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Increase through merger, borrowings				€ 6,400
Borrowings				€ 27,153						€ 33,582			€ 13,703
Number of warehouse credit facilities | facility				3		3	3
Trade and other receivables				€ 14,870						11,442
Commitments for leases entered and not yet commenced				70
Lease commitments for short-term leases for which recognition exemption has been used				€ 28
Lease commitments for short-term leases, expected settlement period				12 months
Property, plant and equipment and intangible assets, pledged as security				€ 1,360						1,311
Intesa Sanpaolo Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				6,300
Repayments of current borrowings	€ 6,300
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				420
Borrowings				1,000						1,500
Repayments of non-current borrowings				420
Borrowings maturity term					4 years
EMTN Programme, Peugeot S.A
Disclosure of detailed information about borrowings [line items]
Borrowings														€ 5,000
Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program				20,000
Medium Term Note Programme | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings				4,750
Euro Medium Term Note Programme
Disclosure of detailed information about borrowings [line items]
Borrowings				9,500
Maximum that may be used under the program												€ 30,000
Face amount										3,750
Euro Medium Term Note due April 1, 2032
Disclosure of detailed information about borrowings [line items]
Face amount									€ 1,000
Coupon %									2.75%
Senior Notes due January 12, 2028
Disclosure of detailed information about borrowings [line items]
Face amount | $								$ 600
Coupon %								5.625%
Senior Notes due September 12, 2032
Disclosure of detailed information about borrowings [line items]
Face amount | $								$ 700
Coupon %								6.375%
Brazil loans
Disclosure of detailed information about borrowings [line items]
Borrowings				600						900
Subsidized Brazil loans
Disclosure of detailed information about borrowings [line items]
Borrowings				300						400
Subsidized Brazil loans, construction of plant in Pernambuco
Disclosure of detailed information about borrowings [line items]
Borrowings				200						300
Maximum amount available under credit facility				1,200			R$ 6.5
Revolving credit facility, 2021
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		€ 12,000
Number of group relationship banks | bank		29
Undrawn borrowing facilities				€ 12,700
Number of tranches | tranche		2
Number of extension options | extension_option		2
Borrowings maturity extension term		1 year	1 year
Borrowings maturity, term, number of tranches | employees				2		2	2
Revolving credit facility, 2021 | Tranche one
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		€ 6,000
Borrowings maturity term		3 years
Revolving credit facility, 2021 | Tranche two
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program		€ 6,000
Borrowings maturity term		5 years
Syndicated line of credit, 2020, PSA
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities											€ 3,000
Revolving credit facility, FCA
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 6,250
Asset-backed financing, securitizations programs
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 1,527
FIARC Facility
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program				281		$ 300
SFS Facility
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program				2,300		2,500
SFS Facility II
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program				469		$ 500
Borrowings, Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings				1,655						993
Trade and other receivables				128						149
Secured debt excluding lease liabilities and asset-back financing
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 176						€ 366